Share-Based Compensation (Details) - Schedule of options activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2020 $ / shares
Share-Based Compensation (Details) - Schedule of options activities [Line Items]
Number of options, Options outstanding
Weighted average exercise price, Options outstanding (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.0001
Weighted average grant date fair value, Options outstanding (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 41.51
Weighted average remaining contractual term, Options outstanding
Number of options, Granted			13,870,252	13,870,252
Weighted average exercise price, Granted (in Dollars per share and Yuan Renminbi per share) | $ / shares		0.0001	$ 0.0001
Weighted average grant date fair value, Granted (in Dollars per share and Yuan Renminbi per share) | ¥ / shares				¥ 41.51
Weighted average remaining contractual term, Granted			9 years 8 months 19 days	9 years 8 months 19 days
Number of options, Options outstanding	6,978,691		13,870,252	13,870,252
Weighted average exercise price, Options outstanding (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.0002	$ 0.0001
Weighted average grant date fair value, Options outstanding (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 40.59			¥ 41.51
Weighted average remaining contractual term, Options outstanding	8 years 10 months 6 days		9 years 8 months 19 days	9 years 8 months 19 days
Aggregate intrinsic value, Options outstanding (in Yuan Renminbi) | ¥	¥ 287,773	$ 287,773
Number of options, Options vested and expected to vest	6,978,691	6,978,691
Weighted average exercise price, Options vested and expected to vest (in Dollars per share and Yuan Renminbi per share) | $ / shares					$ 0.0002
Weighted average grant date fair value, Options vested and expected to vest (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 40.59
Weighted average remaining contractual term, Options vested and expected to vest	8 years 10 months 6 days
Aggregate intrinsic value, Options vested and expected to vest (in Yuan Renminbi) | ¥	¥ 287,773
Number of options, Options exercisable	2,693,250	2,693,250
Weighted average exercise price, Options exercisable (in Dollars per share and Yuan Renminbi per share) | $ / shares					$ 0.0002
Weighted average grant date fair value, Options exercisable (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 39.49
Weighted average remaining contractual term, Options exercisable	8 years 11 months 26 days
Aggregate intrinsic value, Options exercisable (in Yuan Renminbi) | ¥	¥ 111,059	$ 111,059
Number of options, Granted (before Replacement Date)	2,034,961
Weighted average exercise price, Granted (before Replacement Date) (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.0001	$ 0.0001
Weighted average grant date fair value, Granted (before Replacement Date) (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 34.47
Number of options, Forfeited (before Replacement Date)	(1,271,704)
Weighted average exercise price, ForfeitedForfeited (before Replacement Date) (in Dollars per share and Yuan Renminbi per share) | $ / shares		0.0001
Weighted average grant date fair value, Forfeited (before Replacement Date) (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 40.86
Number of options, Conversion due to recapitalization	(7,633,818)
Weighted average exercise price, Conversion due to recapitalization (in Dollars per share and Yuan Renminbi per share) | $ / shares		0.0002
Weighted average grant date fair value, Conversion due to recapitalization (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 37.22
Number of options, Forfeited (after Replacement Date)	(21,000)
Weighted average exercise price, Forfeited (after Replacement Date) (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.0002
Weighted average grant date fair value, Forfeited (after Replacement Date) (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 41.51